Long-Term Deposit (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Long-Term Deposit [Line Items]
Cash deposit	$ 7,267,770	¥ 52,740,027
Unrecoverable allowance for impairment	$ 1,000,451	¥ 7,259,973
Long-Term Debt [Member]
Long-Term Deposit [Line Items]
Cash deposit			¥ 60,000,000